UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
				    	         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
					Name:	Axel Capital Management, LLC
							350 Park Avenue
							25th Floor
							New York, NY 10022
					13F File Number: 28-13743

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:
Name:		Anna Nikolayevsky
Title:		Managing Member
Phone:		212-935-7111
Signature,		Place,		and Date of Signing:
Anna Nikolayevsky	New York, NY	February 14, 2013
Report Type (Check only one.):
				[X] 13F HOLDINGS REPORT.
				[ ] 13F NOTICE.
				[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 		0
Form 13F Information Table Entry Total:		11
Form 13F Information Table Value Total:		$13,838

List of Other Included Managers:			NONE



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FORM 13F INFORMATION TABLE

                                                          VALUE   SHRS OR  SHPUTINVESTMENOTHER         VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS CUSIP      (x$1000PRN AMT  PRCALDISCRETIOMANAGER  SOLE SHARED NONE
THE ADT CORPORATION              COMMON         00101J106      697    15000SH   SOLE              15000
AMERICAN TOWER CORP              COMMON         03027X100     1159    15000SH   SOLE              15000
DAVITA HEALTHCARE PARTNERS       COMMON         23918K108     1326    12000SH   SOLE              12000
KB HOME                          COMMON         48666K109     1264    80000SH   SOLE              80000
LENNAR CORP                      CL A COMMON    526057104     1933    50000SH   SOLE              50000
MASTERCARD INC                   CL A COMMON    57636Q104      983     2000SH   SOLE               2000
OWENS CORNING NEW                COMMON         690742101      740    20000SH   SOLE              20000
PULTE GROUP INC                  COMMON         745867101     1090    60000SH   SOLE              60000
SBA COMMUNICATIONS CORP          COMMON         78388J106     1065    15000SH   SOLE              15000
TOLL BROTHERS INC                COMMON         889478103     1616    50000SH   SOLE              50000
U S G CORP                       COMMON         903293405     1965    70000SH   SOLE              70000